Loans receivable, net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Financing Receivables
Note 5- Loans receivable, net

The interest rates on loans issued ranged between 12% and 16% for the year ended December 31, 2017.

Loans receivable consisted of the following:

	December 31,
	2017	2016

Personal loans	$670	$-
Provision for loan losses	-	-
Loans receivable, net	$670	$-

The Company originates loans to customers located primarily in Hong Kong.

As of December 31, 2017, the Company had 3 personal loan customers. All loans are secured by collateral. Provision for loan losses is estimated on a quarterly basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for corporate and personal loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

For the years ended December 31, 2017, no provision was charged to the statement of income, and no write-off against provisions was made.

The following table represents the aging of loans receivable as of December 31, 2017:

December 31, 2017
1-89 days past due	$2
90-179 days past due	-
180-365 days past due	96
Over 1 year past due	-
Total past due	$98
Current	572
Total loans	$670